UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus International Value Fund
Dreyfus Opportunistic Midcap Value Fund
Dreyfus Opportunistic Small Cap Fund
Dreyfus Opportunistic U.S. Stock Fund
Dreyfus Strategic Value Fund
Dreyfus Structured Midcap Fund
Dreyfus Technology Growth Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
November 30, 2015 (Unaudited)

Common Stocks--98.0%	Shares		Value ($)
Australia--2.3%
Australia & New Zealand Banking Group	15,373		301,848
Primary Health Care	136,427		316,712
QBE Insurance Group	45,219		407,800
			1,026,360
Austria--.5%
Erste Group Bank	7,369	a	226,096
China--1.3%
CNOOC	232,000		256,732
FIH Mobile	412,000		187,044
Guangzhou Automobile Group, Cl. H	146,000		139,721
			583,497
Denmark--1.0%
Carlsberg, Cl. B	5,300		450,733
France--9.8%
BNP Paribas	10,100		598,756
Casino Guichard Perrachon	5,317		304,028
Danone	9,004		631,007
Electricite de France	27,705		412,876
Engie	22,537		392,650
Pernod-Ricard	3,036		345,467
Publicis Groupe	6,778		427,671
Sanofi	7,067		630,033
Total	12,580		624,694
			4,367,182
Germany--6.0%
Deutsche Bank	27,730		712,089
E.ON	15,318		145,593
LANXESS	9,831		500,649
METRO	13,233		441,249
Suedzucker	11,934		225,572
Talanx	11,698		362,813

Wacker Chemie	3,169		284,898
			2,672,863
Hong Kong--4.5%
CITIC	113,000		198,209
COSCO Pacific	352,559		470,790
Esprit Holdings	263,674		292,463
Lifestyle International Holdings	187,000		284,596
WH Group	607,500	a,b	313,409
Yue Yuen Industrial Holdings	126,500		459,276
			2,018,743
India--1.7%
Reliance Industries, GDR	14,870	b	424,538
State Bank of India, GDR	9,139		339,971
			764,509
Ireland--.9%
CRH	13,165		387,632
Israel--1.6%
Teva Pharmaceutical Industries, ADR	11,215		705,760
Italy--5.8%
Assicurazioni Generali	35,399		673,212
Azimut Holding	18,762		479,120
Finmeccanica	21,596	a	312,823
Saras	170,672	a	341,712
Telecom Italia	410,266	a	530,561
UniCredit	47,534		278,982
			2,616,410
Japan--21.2%
Aiful	80,100	a	268,084
Aisin Seiki	8,200		328,400
Asahi Kasei	57,000		389,924
Credit Saison	21,400		404,010
Denso	8,800		419,841
East Japan Railway	6,100		575,808
Ebara	118,000		581,852
Fujitsu	116,000		585,748
Honda Motor	30,600		994,811
KDDI	12,000		298,099
LIXIL Group	17,500		409,139

Mitsubishi UFJ Financial Group	99,100	635,979
Nippon Shokubai	6,300	471,860
Nippon Telegraph & Telephone	10,500	389,379
Nomura Real Estate Holdings	15,500	303,578
Ricoh	37,500	384,444
Shimamura	2,200	268,253
Sumitomo Mitsui Financial Group	21,000	801,275
Sumitomo Mitsui Trust Holdings	84,560	322,853
THK	14,000	279,090
Yamada Denki	80,700	363,183
		9,475,610
Netherlands--5.6%
Aegon	55,302	338,655
ING Groep	37,389	513,344
Koninklijke Philips	43,184	1,180,798
Randstad Holding	7,302	456,645
		2,489,442
Russia--.3%
Gazprom, ADR	33,030	136,447
Singapore--2.1%
United Overseas Bank	50,500	694,194
Wilmar International	121,300	245,945
		940,139
South Korea--2.5%
Hyundai Mobis	1,421	306,152
KB Financial Group, ADR	16,532	499,597
Samsung Electronics	303	335,954
		1,141,703
Spain--1.9%
Banco Popular Espanol	71,396	251,570
Banco Santander	56,174	306,723
Ebro Foods	16,527	316,578
		874,871
Sweden--1.7%
Ericsson, Cl. B	46,384	451,778
Getinge, Cl. B	11,890	301,006
		752,784
Switzerland--7.1%

ABB	30,054	a	569,912
Aryzta	8,087	a	379,885
Credit Suisse Group	35,241	a	757,672
LafargeHolcim	9,780	a	522,817
Roche Holding	3,479		931,588
			3,161,874
United Kingdom--20.2%
Anglo American	18,453		113,572
AstraZeneca	8,697		589,759
Aviva	55,066		424,210
Barclays	96,592		324,703
BHP Billiton	27,868		334,473
BP	153,269		889,300
esure Group	120,046		457,606
GlaxoSmithKline	55,383		1,130,648
Home Retail Group	221,123		342,690
HSBC Holdings	115,329		919,721
Royal Bank of Scotland Group	75,724	a	344,879
Royal Dutch Shell, Cl. A	41,990		1,039,046
Serco Group	160,673	a	267,397
Spire Healthcare Group	42,838	b	209,296
Standard Chartered	76,788		644,401
Tesco	245,471		618,142
Unilever	8,867		378,467
			9,028,310
Total Common Stocks
(cost $61,790,856)			43,820,965

Preferred Stocks--.9%
Germany
Volkswagen
(cost $716,619)	2,861	a	397,647

	Number of
Rights--.1%	Rights		Value ($)
United Kingdom
Standard Chartered
(cost $83,699)	21,939		30,068

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $324,720)	324,720 [c]	324,720

Total Investments (cost $62,915,894)	99.7%	44,573,400
Cash and Receivables (Net)	.3%	150,366
Net Assets	100.0%	44,723,766

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $947,243 or 2.1% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized depreciation on investments was $18,342,494 of which $916,038 related to appreciated investment securities and $19,258,532 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	30.5
Industrial	11.9
Consumer Discretionary	11.2
Health Care	10.8
Consumer Staples	10.4
Energy	8.3
Materials	6.7
Information Technology	4.4
Telecommunication Services	2.7
Utilities	2.1
Money Market Investment	.7
99.7

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	43,350,175	-	470,790	43,820,965
Equity Securities - Foreign Preferred Stocks†	397,647	-	-	397,647
Mutual Funds	324,720	-	-	324,720
Rights†	30,068	-	-	30,068

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value
November 30, 2015 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)
Banks--5.2%
First Republic Bank	754,867		51,980,142
Signature Bank	207,394	a	32,799,361
SunTrust Banks	205,666		8,930,018
			93,709,521
Capital Goods--12.6%
Fluor	609,677		29,630,302
HD Supply Holdings	1,403,350	a	44,387,960
Hubbell, Cl. B	474,199		47,083,219
Ingersoll-Rand	652,204		38,264,809
Regal Beloit	666,611		42,969,745
Xylem	606,104		22,619,801
			224,955,836
Commercial & Professional Services--1.3%
Equifax	216,152		24,100,948
Consumer Durables & Apparel--2.2%
PVH	430,177		39,270,858
Consumer Services--.5%
Houghton Mifflin Harcourt	462,190	a	9,132,874
Diversified Financials--28.4%

E*TRADE Financial	2,580,537	a	78,525,741
FNFV Group	346,675	a	3,879,293
Intercontinental Exchange	256,623		66,680,920
Leucadia National	3,953,595		69,899,559
Raymond James Financial	1,246,839		73,226,854
SLM	7,961,662	a	53,781,027
Synchrony Financial	1,944,095	a	61,880,544
TD Ameritrade Holding	2,345,830		85,927,753
			506,401,622
Exchange-Traded Funds--.7%
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF

Trust	44,273		11,786,358
Food, Beverage & Tobacco--1.3%
Archer-Daniels-Midland	660,640		24,106,754
Health Care Equipment & Services--3.0%
Boston Scientific	1,291,738	a	23,612,971
MEDNAX	415,975	a	29,688,136
			53,301,107
Insurance--2.9%
FNF Group	1,455,310		52,172,863
Materials--5.8%
New Gold	1,277,046	a	2,822,272
Newmont Mining	2,022,304		37,230,617
Valspar	616,246		52,066,624
Yamana Gold	5,708,196		11,987,212
			104,106,725
Media--2.7%
CBS, Cl. B	962,680		48,596,086
Pharmaceuticals, Biotech & Life Sciences--6.0%
Agilent Technologies	723,463		30,255,223
Akorn	211,312	a	7,036,690
Illumina	92,661	a	17,040,358
Jazz Pharmaceuticals	177,602	a	26,034,677
Vertex Pharmaceuticals	203,476	a	26,321,655
			106,688,603
Real Estate--3.1%
Realogy Holdings	1,349,644	a	55,753,794
Retailing--5.2%
LKQ	650,936	a	19,196,103
Staples	3,813,740		46,031,842
Williams-Sonoma	451,481		28,592,292
			93,820,237
Semiconductors & Semiconductor Equipment--1.6%
Maxim Integrated Products	420,780		16,313,641
United Microelectronics, ADR	6,357,169		11,760,763
			28,074,404
Software & Services--4.7%
DST Systems	151,555		18,532,145
Fortinet	965,090	a	34,762,542

Intuit	310,297		31,091,759
			84,386,446
Technology Hardware & Equipment--9.9%
FEI	503,736		40,303,917
FLIR Systems	670,588		20,493,169
Ingram Micro, Cl. A	340,624		10,535,500
Keysight Technologies	1,207,415	a	37,200,456
Lumentum Holdings	596,437		11,928,740
Seagate Technology	1,101,336		39,582,016
Viavi Solutions	2,768,322	a	17,606,528
			177,650,326
Transportation--1.0%
Kirby	283,056	a	18,285,418
Utilities--1.2%
ITC Holdings	570,433		21,037,569
Total Common Stocks
(cost $1,658,353,024)			1,764,738,418

Master Limited Partnerships--.7%
Diversified Financials--.7%
Blackstone Group LP	403,456		12,599,931
(cost $8,489,171)
Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,924,687)	13,924,687	[b]	13,924,687
Total Investments (cost $1,680,766,882)	100.1%		1,791,263,036
Liabilities, Less Cash and Receivables	(.1%)		(1,404,978)
Net Assets	100.0%		1,789,858,058

ADR--American Depository Receipts
ETF--Exchange-Traded Fund
LP--Limited Partnership

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $110,496,154 of which $236,504,300 related to appreciated investment securities and $126,008,146 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	28.4
Capital Goods	12.6
Technology Hardware & Equipment	9.9
Pharmaceuticals, Biotech & Life Sciences	6.0
Materials	5.8
Retailing	5.2
Banks	5.2
Software & Services	4.7
Real Estate	3.1
Health Care Equipment & Services	3.0
Insurance	2.9
Media	2.7
Consumer Durables & Apparel	2.2
Semiconductors & Semiconductor Equipment	1.6
Food, Beverage & Tobacco	1.3
Commercial & Professional Services	1.3
Utilities	1.2
Transportation	1.0
Money Market Investment	.8
Exchange-Traded Funds	.7
Consumer Services	.5
100.1

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,726,381,814	-	-	1,726,381,814
Equity Securities - Foreign Common Stocks†	26,570,246	-	-	26,570,246
Exchange-Traded Funds	11,786,358	-	-	11,786,358
Limited Partnership Interests†	12,599,931	-	-	12,599,931
Mutual Funds	13,924,687	-	-	13,924,687

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2015 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--.8%
Winnebago Industries	314,873	a	7,084,643
Banks--15.6%
Ameris Bancorp	392,695		13,426,242
BofI Holding	609,080	a,b	12,199,872
Columbia Banking System	332,922		11,832,048
EverBank Financial	413,186		7,131,590
FCB Financial Holdings, Cl. A	385,052	b	14,997,775
Pinnacle Financial Partners	179,147		9,733,057
Simmons First National, Cl. A	109,539		6,316,019
South State	201,578		15,846,047
SVB Financial Group	270,054	b	35,776,754
Talmer Bancorp, Cl. A	785,611		14,353,113
			141,612,517
Capital Goods--5.5%
Altra Industrial Motion	151,372		4,241,443
Beacon Roofing Supply	85,473	b	3,655,680
CLARCOR	90,777		4,795,749
Encore Wire	138,381		6,043,098
Simpson Manufacturing	466,497		17,321,034
Thermon Group Holdings	784,589	b	14,287,366
			50,344,370
Commercial & Professional Services--10.9%
Herman Miller	320,025		10,147,993
HNI	154,577		6,841,578
Huron Consulting Group	67,989	b	3,944,042
Interface	941,361		18,714,257
Knoll	142,622		3,177,618
Korn/Ferry International	302,290		11,124,272
Steelcase, Cl. A	1,194,109		23,882,180
TrueBlue	730,252	b	21,389,081
			99,221,021
Consumer Durables & Apparel--1.3%

WCI Communities	483,745	b	11,711,466
Consumer Services--1.3%
Fogo De Chao	149,519	a	2,449,121
Houghton Mifflin Harcourt	225,140	b	4,448,766
Potbelly	399,111	b	4,976,914
			11,874,801
Diversified Financials--4.2%
FNFV Group	288,372	b	3,226,883
Raymond James Financial	345,430		20,287,104
SLM	2,221,672	b	15,007,394
			38,521,381
Exchange-Traded Funds--.9%
iShares Russell 2000 ETF	68,419		8,148,703
Health Care Equipment & Services--1.5%
HeartWare International	285,434	a,b	13,660,871
Insurance--1.8%
Primerica	311,700		15,971,508
Materials--3.4%
New Gold	3,728,550	b	8,240,096
OMNOVA Solutions	1,230,931	b	9,256,601
Trinseo	160,842	a,b	4,593,648
Yamana Gold	4,308,793		9,048,465
			31,138,810
Media--5.9%
Media General	497,412	a,b	7,724,808
Nexstar Broadcasting Group, Cl. A	390,052	a	22,853,147
Sinclair Broadcast Group, Cl. A	658,618	a	23,117,492
			53,695,447
Pharmaceuticals, Biotech & Life Sciences--13.5%
Emergent BioSolutions	673,601	b	25,374,550
Flamel Technologies, ADR	1,060,780	b	15,243,409
Flexion Therapeutics	175,092	b	3,403,788
GW Pharmaceuticals, ADR	199,678	a,b	17,310,086
Revance Therapeutics	691,906	a,b	26,852,872
Sangamo BioSciences	531,124	b	4,397,707
TherapeuticsMD	3,991,109	a,b	29,973,229
			122,555,641
Real Estate--4.5%

American Residential Properties	562,068	c	9,830,569
Ladder Capital, Cl. A	729,450		10,321,718
Realogy Holdings	512,587	b	21,174,969
			41,327,256
Semiconductors & Semiconductor Equipment--6.5%
Applied Micro Circuits	2,005,320	b	14,678,942
Mellanox Technologies	257,707	b	11,581,353
Microsemi	411,075	b	14,802,811
Veeco Instruments	906,732	b	18,542,669
			59,605,775
Software & Services--5.4%
CommVault Systems	70,729	b	2,898,474
CoreLogic	580,497	b	21,397,119
Infoblox	1,418,048	b	21,327,442
Tableau Software, Cl. A	36,680	b	3,559,060
			49,182,095
Technology Hardware & Equipment--12.8%
Ciena	761,862	a,b	19,077,024
FEI	125,416		10,034,534
Jabil Circuit	151,703		3,882,080
Keysight Technologies	153,054	b	4,715,594
Lumentum Holdings	435,340	b	8,706,800
Methode Electronics	273,881		9,881,627
ScanSource	384,591	b	14,775,986
Sierra Wireless	479,543	a,b	8,310,480
Tech Data	55,657	b	3,765,196
Universal Display	453,646	a,b	23,843,634
Viavi Solutions	1,569,603	b	9,982,675
			116,975,630
Transportation--3.4%
ArcBest	90,956		2,190,221
Diana Shipping	1,233,900	b	5,861,025
Knight Transportation	579,890		15,378,683
Scorpio Bulkers	1,772,152	b	1,599,544
Werner Enterprises	229,464		6,186,349
			31,215,822
Total Common Stocks
(cost $793,346,570)			903,847,757

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,983,739)	5,983,739 [d]	5,983,739
Investment of Cash Collateral for
Securities Loaned--5.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $53,095,871)	53,095,871 [d]	53,095,871
Total Investments (cost $852,426,180)	105.7%	962,927,367
Liabilities, Less Cash and Receivables	(5.7%)	(52,318,078)
Net Assets	100.0%	910,609,289

ADR --American Depository Receipts
ETF -- Exchange-Traded Fund

a Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $62,595,852 and the value of the collateral held by the fund was $64,503,982, consisting of cash collateral of $53,095,871 and U.S. Government
& Agency securities valued at $11,408,111.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $110,501,187 of which $166,527,506 related to appreciated investment securities and $56,026,319 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	15.6
Pharmaceuticals, Biotech & Life Sciences	13.5
Technology Hardware & Equipment	12.8
Commercial & Professional Services	10.9
Money Market Investments	6.5
Semiconductors & Semiconductor Equipment	6.5

Media	5.9
Capital Goods	5.5
Software & Services	5.4
Real Estate	4.5
Diversified Financials	4.2
Materials	3.4
Transportation	3.4
Insurance	1.8
Health Care Equipment & Services	1.5
Consumer Durables & Apparel	1.3
Consumer Services	1.3
Exchange-Traded Funds	.9
Automobiles & Components	.8
105.7

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	831,685,493	-	-	831,685,493
Equity Securities - Foreign Common Stocks†	64,013,561	-	-	64,013,561
Exchange-Traded Funds	8,148,703	-	-	8,148,703
Mutual Funds	59,079,610	-	-	59,079,610

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
November 30, 2015 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Banks--8.3%
First Republic Bank	12,785		880,375
Signature Bank	6,459	a	1,021,491
Wells Fargo & Co.	20,198		1,112,910
			3,014,776
Capital Goods--5.5%
Fluor	20,701		1,006,069
Honeywell International	9,372		974,219
			1,980,288
Commercial & Professional Services--2.6%
Steelcase, Cl. A	47,760		955,200
Diversified Financials--19.0%
BlackRock	2,210		803,821
Charles Schwab	40,742		1,373,413
E*TRADE Financial	35,152	a	1,069,675
Goldman Sachs Group	6,733		1,279,405
Intercontinental Exchange	3,349		870,204
Synchrony Financial	46,723	a	1,487,193
			6,883,711
Exchange-Traded Funds--6.7%
Ishares Russell 1000 ETF	6,053		703,116
iShares Russell 3000 ETF	2,714		335,695
SPDR S&P 500 ETF Trust	3,324	b	693,686
Vanguard S&P 500 ETF	3,625		693,499
			2,425,996
Food, Beverage & Tobacco--4.3%
Mondelez International, Cl. A	18,333		800,419
PepsiCo	7,530		754,205
			1,554,624
Health Care Equipment & Services--2.7%
Boston Scientific	25,287	a	462,246
Cardinal Health	5,864		509,288

			971,534
Insurance--3.4%
FNF Group	34,152		1,224,349
Materials--4.4%
CF Industries Holdings	12,535		578,365
Valspar	12,174		1,028,581
			1,606,946
Media--2.4%
AMC Networks, Cl. A	6,553	a	532,824
CBS, Cl. B	6,908		348,716
			881,540
Pharmaceuticals, Biotech & Life Sciences--8.7%
Bristol-Myers Squibb	9,968		667,956
Eli Lilly & Co.	11,517		944,855
Flamel Technologies, ADR	26,416	a	379,598
Illumina	2,384	a,b	438,418
Jazz Pharmaceuticals	4,853	a	711,401
			3,142,228
Real Estate--1.9%
Realogy Holdings	16,206	a	669,470
Retailing--4.2%
Amazon.com	1,445	a	960,636
Ulta Salon,Cosmetics & Fragrance	3,428	a	572,476
			1,533,112
Semiconductors & Semiconductor Equipment--4.5%
Mellanox Technologies	8,084	a	363,295
Veeco Instruments	26,317	a	538,183
Xilinx	14,653		728,107
			1,629,585
Software & Services--10.8%
Alphabet, Cl. C	1,652	a	1,226,775
Fortinet	22,544	a	812,035
Infoblox	44,860	a	674,694
Oracle	30,382		1,183,986
			3,897,490
Technology Hardware & Equipment--9.3%
Amphenol, Cl. A	10,092		555,565
Apple	10,111		1,196,131

Ciena	30,524	a,b	764,321
Universal Display	16,030	a	842,537
			3,358,554
Total Common Stocks
(cost $33,108,555)			35,729,403

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $159,078)	159,078	[c]	159,078
Total Investments (cost $33,267,633)	99.2%		35,888,481
Cash and Receivables (Net)	.8%		303,889
Net Assets	100.0%		36,192,370

ADR -- American Depository Receipts
ETF -- Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2015 the value of the fund’s securities on loan was $1,715,045 and the value of the collateral held by the fund was $1,767,571, consisting of U.S. Government and Agency securities.
c Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $2,620,848 of which $3,596,023 related to appreciated investment securities and $975,175 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	19.0
Software & Services	10.8
Technology Hardware & Equipment	9.3
Pharmaceuticals, Biotech & Life Sciences	8.7
Banks	8.3
Exchange-Traded Funds	6.7
Capital Goods	5.5
Semiconductors & Semiconductor Equipment	4.5
Materials	4.4

Food, Beverage & Tobacco	4.3
Retailing	4.2
Insurance	3.4
Health Care Equipment & Services	2.7
Commercial & Professional Services	2.6
Media	2.4
Real Estate	1.9
Money Market Investment	.5
99.2

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	32,923,809	-	-	32,923,809
Equity Securities - Foreign Common Stocks†	379,598	-	-	379,598
Exchange-Traded Funds	2,425,996	-	-	2,425,996
Mutual Funds	159,078	-	-	159,078

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Banks--10.3%
Citigroup	878,386		47,511,899
JPMorgan Chase & Co.	1,101,106		73,421,748
PNC Financial Services Group	265,084		25,318,173
Wells Fargo & Co.	366,290		20,182,579
			166,434,399
Capital Goods--8.0%
Honeywell International	157,067		16,327,115
Northrop Grumman	178,128		33,195,934
Owens Corning	168,518		7,893,383
Raytheon	324,756		40,279,487
United Technologies	323,515		31,073,616
			128,769,535
Consumer Services--1.0%
Carnival	307,809		15,553,589
Diversified Financials--11.3%
Capital One Financial	348,055		27,325,798
Charles Schwab	675,884		22,784,050
E*TRADE Financial	736,146	a	22,400,923
Leucadia National	342,741		6,059,661
Morgan Stanley	1,021,152		35,025,514
Raymond James Financial	141,433		8,306,360
Synchrony Financial	510,192	a	16,239,411
TD Ameritrade Holding	439,841		16,111,376
Voya Financial	706,515		28,755,160
			183,008,253
Energy--13.8%
Anadarko Petroleum	248,747		14,899,945
Cimarex Energy	26,687		3,176,287
Energen	53,203		3,154,406
EOG Resources	652,881		54,469,862
Occidental Petroleum	1,011,455		76,455,883

Phillips 66	433,760		39,702,053
Pioneer Natural Resources	22,100		3,198,975
Schlumberger	354,025		27,313,029
			222,370,440
Exchange-Traded Funds--.4%
iShares Russell 1000 Value Index
Fund	55,758		5,617,061
Food & Staples Retailing--1.0%
CVS Health	163,775		15,409,590
Food, Beverage & Tobacco--8.1%
Coca-Cola	280,530		11,956,189
ConAgra Foods	396,485		16,228,131
Kellogg	314,909		21,656,292
Molson Coors Brewing, Cl. B	319,296		29,384,811
Mondelez International, Cl. A	295,885		12,918,339
PepsiCo	389,799		39,042,268
			131,186,030
Health Care Equipment & Services--4.3%
Boston Scientific	733,871	a	13,415,162
Cardinal Health	120,926		10,502,423
Express Scripts Holding	229,978	a	19,658,519
UnitedHealth Group	233,491		26,316,771
			69,892,875
Insurance--6.9%
ACE	157,723		18,114,486
American International Group	454,830		28,918,091
FNF Group	231,247		8,290,205
Hartford Financial Services Group	350,545		15,998,874
Prudential Financial	464,663		40,216,583
			111,538,239
Materials--5.8%
CF Industries Holdings	345,665		15,948,983
Dow Chemical	313,249		16,329,670
Mosaic	221,239		7,000,002
Newmont Mining	401,331		7,388,504
Packaging Corporation of America	228,525		15,537,415
Vulcan Materials	310,846		31,914,559
			94,119,133

Media--3.7%
CBS, Cl. B	164,684		8,313,248
Interpublic Group of Companies	809,264		18,613,072
Omnicom Group	159,622		11,799,258
Time Warner	140,412		9,826,032
Viacom, Cl. B	206,482		10,280,739
			58,832,349
Pharmaceuticals, Biotech & Life Sciences--7.3%
Allergan	28,980	a	9,096,532
Bristol-Myers Squibb	181,359		12,152,866
Eli Lilly & Co.	276,296		22,667,324
Merck & Co.	529,840		28,086,818
Pfizer	1,407,324		46,118,007
			118,121,547
Real Estate--.7%
Communications Sales & Leasing	579,103		11,263,553
Retailing--.5%
Staples	607,068		7,327,311
Semiconductors & Semiconductor Equipment--4.0%
Applied Materials	1,064,313		19,977,155
Microchip Technology	351,922		16,990,794
Micron Technology	463,686	a	7,386,518
Texas Instruments	358,812		20,854,153
			65,208,620
Software & Services--3.8%
Alphabet, Cl. A	31,816	a	24,270,835
Citrix Systems	97,164	a	7,449,564
Oracle	773,785		30,154,401
			61,874,800
Technology Hardware & Equipment--5.2%
Apple	146,800		17,366,440
Cisco Systems	2,004,609		54,625,595
Hewlett-Packard Enterprise	342,822		5,094,335
HP	570,239		7,150,797
			84,237,167
Telecommunication Services--2.7%
AT&T	1,268,097		42,696,826
Transportation--.9%

Delta Air Lines	313,352	14,558,334
Total Common Stocks
(cost $1,418,126,471)		1,608,019,651

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,913,654)	7,913,654 [b]	7,913,654
Total Investments (cost $1,426,040,125)	100.2%	1,615,933,305
Liabilities, Less Cash and Receivables	(.2%)	(2,909,057)
Net Assets	100.0%	1,613,024,248

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $189,893,180 of which $235,352,844 related to appreciated investment securities and $45,459,664 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	13.8
Diversified Financials	11.3
Banks	10.3
Food, Beverage & Tobacco	8.1
Capital Goods	8.0
Pharmaceuticals, Biotech & Life Sciences	7.3
Insurance	6.9
Materials	5.8
Technology Hardware & Equipment	5.2
Health Care Equipment & Services	4.3
Semiconductors & Semiconductor Equipment	4.0
Software & Services	3.8
Media	3.7
Telecommunication Services	2.7
Consumer Services	1.0
Food & Staples Retailing	1.0
Transportation	.9

Real Estate	.7
Money Market Investment	.5
Retailing	.5
Exchange-Traded Funds	.4
100.2

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,602,402,590	-	-	1,602,402,590
Exchange-Traded Funds	5,617,061	-	-	5,617,061
Mutual Funds	7,913,654	-	-	7,913,654

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2015 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Banks--6.0%
Associated Banc-Corp	68,880		1,412,729
BancorpSouth	91,220		2,453,818
Cathay General Bancorp	74,470		2,555,810
Cullen/Frost Bankers	15,200	a	1,060,808
East West Bancorp	111,290		4,827,760
First Horizon National	124,100	a	1,845,367
			14,156,292
Capital Goods--8.8%
Allison Transmission Holdings	142,200		3,975,912
GATX	51,200	a	2,370,560
Huntington Ingalls Industries	31,430		4,114,816
Lincoln Electric Holdings	50,160		2,831,532
Reliance Steel & Aluminum	16,500		970,365
Spirit Aerosystems Holdings, Cl. A	75,600	b	3,965,220
Trinity Industries	74,490		2,022,403
Wabtec	6,800		544,816
			20,795,624
Commercial & Professional Services--1.9%
Deluxe	76,860		4,507,839
Consumer Durables & Apparel--4.7%
Brunswick	99,400		5,231,422
Carter's	24,700		2,129,881
Kate Spade & Company	42,970	b	861,119
NVR	1,740	b	2,927,515
			11,149,937
Consumer Services--4.0%
Darden Restaurants	54,100	a	3,038,797
Jack in the Box	61,000		4,522,540
ServiceMaster Global Holdings	45,300	b	1,697,844
Wyndham Worldwide	2,460		186,763
			9,445,944
Consumer Staples--1.1%

Boston Beer, Cl. A	5,900	a,b	1,260,358
Dean Foods	12,400		232,624
Sensient Technologies	17,900		1,196,436
			2,689,418
Diversified Financials--4.8%
Affiliated Managers Group	21,530	b	3,815,762
CoreLogic	54,600	b	2,012,556
Eaton Vance	13,800		495,696
SEI Investments	34,240		1,862,314
T. Rowe Price Group	7,670		584,070
Waddell & Reed Financial, Cl. A	71,690		2,681,206
			11,451,604
Energy--6.1%
Cameron International	18,300	b	1,249,707
FirstEnergy	125,000		3,923,750
HollyFrontier	12,100		581,768
Tesoro	13,100		1,508,727
Western Refining	77,000		3,485,020
World Fuel Services	84,600		3,687,714
			14,436,686
Food & Staples Retailing--1.0%
SUPERVALU	345,900	b	2,324,448
Food, Beverage & Tobacco--4.6%
Bunge	50,900		3,390,449
Ingredion	55,850		5,505,134
Pilgrim's Pride	89,400	a	1,924,782
			10,820,365
Health Care Equipment & Services--7.8%
DENTSPLY International	74,500		4,519,170
Health Net	48,100	b	3,042,806
Hologic	101,900	b	4,111,665
Molina Healthcare	42,800	a,b	2,579,128
Teleflex	20,460		2,694,582
Universal Health Services, Cl. B	13,580		1,650,242
			18,597,593
Insurance--4.0%
Everest Re Group	6,100		1,125,084
First American Financial	52,400		2,066,656

Lincoln National	6,590		362,384
Primerica	26,600		1,362,984
Reinsurance Group of America	22,970		2,110,484
The Hanover Insurance Group	30,310		2,564,226
			9,591,818
Materials--4.5%
Bemis	8,800		414,656
Crown Holdings	43,900	b	2,278,849
Minerals Technologies	32,900		2,024,666
Owens Corning	59,500		2,786,980
PolyOne	58,500		2,104,830
Sealed Air	18,100		821,016
Steel Dynamics	14,100		245,199
			10,676,196
Media--.3%
New York Times, Cl. A	52,350		737,088
Pharmaceuticals, Biotech & Life Sciences--4.2%
Charles River Laboratories
International	39,050	b	2,990,058
Mettler-Toledo International	16,940	b	5,806,693
United Therapeutics	8,100	b	1,236,303
			10,033,054
Real Estate--9.4%
Corrections Corporation of America	92,470	c	2,383,877
General Growth Properties	51,700	c	1,316,799
Highwoods Properties	8,800	c	383,328
Host Hotels & Resorts	102,750	c	1,705,650
Lamar Advertising, Cl. A	15,900		928,719
LaSalle Hotel Properties	127,910	a,c	3,608,341
Post Properties	58,100	c	3,425,576
Taubman Centers	56,060	c	4,029,032
Weingarten Realty Investors	126,880	c	4,435,725
			22,217,047
Retailing--4.0%
Big Lots	88,110	a	3,964,069
Foot Locker	76,080		4,945,200
GNC Holdings, Cl. A	22,500		670,725
			9,579,994

Semiconductors & Semiconductor Equipment--2.3%
Integrated Device Technology	198,470	b	5,565,099
Software & Services--9.9%
Computer Sciences	15,740		493,134
Convergys	74,850		1,928,136
CSRA	15,740		495,967
DST Systems	42,305		5,173,055
FactSet Research Systems	6,690	a	1,134,156
Mentor Graphics	56,190		1,052,439
NeuStar, Cl. A	94,270	a,b	2,375,604
Rovi	126,970	a,b	1,499,516
SolarWinds	22,900	a,b	1,338,047
VeriSign	54,100	a,b	4,838,704
WEX	33,700	b	3,176,899
			23,505,657
Technology Hardware & Equipment--3.9%
A.O. Smith	15,300		1,220,328
Arrow Electronics	10,300	b	582,568
InterDigital	31,000		1,633,390
IPG Photonics	6,900	b	629,211
Jabil Circuit	41,600		1,064,544
NCR	110,300	b	2,990,233
Nuance Communications	49,300	b	1,031,849
			9,152,123
Telecommunication Services--1.7%
CenturyLink	51,500		1,386,895
Ciena	105,600	b	2,644,224
			4,031,119
Transportation--3.1%
Alaska Air Group	32,280	a	2,573,684
Old Dominion Freight Line	73,700	b	4,695,427
			7,269,111
Utilities--1.2%
DTE Energy	6,300		507,087
IDACORP	35,640		2,424,946
			2,932,033
Total Common Stocks
(cost $217,215,133)			235,666,089

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,969,073)	1,969,073 [d]	1,969,073
Investment of Cash Collateral for
Securities Loaned--2.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,784,396)	4,784,396 [d]	4,784,396
Total Investments (cost $223,968,602)	102.2%	242,419,558
Liabilities, Less Cash and Receivables	(2.2%)	(5,166,772)
Net Assets	100.0%	237,252,786

a Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $20,344,306 and the value of the collateral held by the fund was $20,809,133, consisting of cash collateral of $4,784,396 and U.S. Government and Agency securities valued at $16,024,737.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $18,450,956 of which $34,842,455 related to appreciated investment securities and $16,391,499 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	9.9
Real Estate	9.4
Capital Goods	8.8
Health Care Equipment & Services	7.8
Energy	6.1
Banks	6.0
Diversified Financials	4.8
Consumer Durables & Apparel	4.7
Food, Beverage & Tobacco	4.6
Materials	4.5

Pharmaceuticals, Biotech & Life Sciences	4.2
Insurance	4.0
Retailing	4.0
Consumer Services	4.0
Technology Hardware & Equipment	3.9
Transportation	3.1
Money Market Investments	2.9
Semiconductors & Semiconductor Equipment	2.3
Commercial & Professional Services	1.9
Telecommunication Services	1.7
Utilities	1.2
Consumer Staples	1.1
Food & Staples Retailing	1.0
Media	.3
102.2

† Based on net  assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	235,666,089	-	-	235,666,089
Mutual Funds	6,753,469	-	-	6,753,469

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2015 (Unaudited)

Common Stocks--96.4%	Shares		Value ($)
Communications Equipment--12.7%
Apple	91,182		10,786,831
Cisco Systems	471,396		12,845,541
Fortinet	119,737	a	4,312,927
Palo Alto Networks	37,876	a,b	7,095,690
			35,040,989
Electronic Equipment & Instruments--8.0%
Amphenol, Cl. A	188,944		10,401,367
Mobileye	98,631	a,b	4,300,312
Tesla Motors	31,212	a,b	7,186,875
			21,888,554
Internet & Catalog Retail--10.2%
Amazon.com	25,710	a	17,092,008
Netflix	88,520	a	10,917,172
			28,009,180
Internet Software & Services--17.5%
Akamai Technologies	120,610	a	6,948,342
Alphabet, Cl. A	10,248	a	7,817,687
Alphabet, Cl. C	14,715	a	10,927,359
Facebook, Cl. A	161,073	a	16,790,250
Tencent Holdings	282,200		5,616,011
			48,099,649
IT Services--11.9%
Cognizant Technology Solutions,
Cl. A	204,830	a	13,227,921
Paychex	116,330		6,310,902
Visa, Cl. A	167,538		13,237,177
			32,776,000
Semiconductors & Semiconductor Equipment--13.3%
Avago Technologies	81,294	b	10,604,802
Cavium	114,794	a	7,703,825
Microchip Technology	176,533	b	8,523,013

NXP Semiconductors	103,612	a	9,683,577
			36,515,217
Software--22.8%
Adobe Systems	146,550	a	13,403,463
Citrix Systems	147,292	a	11,292,878
Oracle	274,747		10,706,891
salesforce.com	185,614	a	14,791,580
Splunk	86,652	a	5,155,794
Workday, Cl. A	86,797	a,b	7,265,777
			62,616,383
Total Common Stocks
(cost $192,411,563)			264,945,972

Limited Partnership Interests--.2%
Semiconductors & Semiconductor Equipment
Bluestream Ventures, LP a,d
(cost $1,030,996)			433,034

Other Investment--3.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,223,497)	9,223,497	[c]	9,223,497
Investment of Cash Collateral for
Securities Loaned--5.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,926,486)	13,926,486	[c]	13,926,486
Total Investments (cost $215,561,546)	105.0%		288,528,989
Liabilities, Less Cash and Receivables	(5.0%)		(13,666,745)
Net Assets	100.0%		274,862,244

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $ 34,572,316 and the value of the collateral held by the fund was $35,190,920, consisting of cash collateral of $ 13,926,486 and U.S.
Government & Agency securities valued at $21,264,434.
c Investment in affiliated money market mutual fund.

d	Securities restricted as to public resale. Investment in restricted securities with aggregate value of $433,034 representing
.2% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +
Bluestream Ventures, LP	2/9/2006-6/11/2008	1,030,996.2		433,034

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At November 30, 2015, net unrealized appreciation on investments was $72,967,443 of which $77,944,563 related to appreciated investment securities and $4,977,120 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Software	22.8
Internet Software & Services	17.5
Semiconductors & Semiconductor Equipment	13.5
Communications Equipment	12.7
IT Services	11.9
Internet & Catalog Retail	10.2
Money Market Investments	8.4
Electronic Equipment & Instruments	8.0
105.0

††	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	234,741,269	-	-	234,741,269
Equity Securities - Foreign Common Stocks†	30,204,703	-	-	30,204,703
Limited Partnership Interests†	-	-	433,034	433,034
Mutual Funds	23,149,983	-	-	23,149,983

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 20, 2016

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 20, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)